Star Select Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A


                 FOR STAR SELECT REIT-PLUS FUND (CLASS B SHARES)


ITEM                                   SECTION IN PROSPECTUS

 1......................Cover Page
 2......................Summary of Fund Expenses
 3......................None
 4......................The  Fund,  Investment Objective and Strategies and Risk
                        Considerations, Investment Policies and Techniques, Operation of the Fund, General Information
 5......................Operation of the Fund
 5A.....................None
 6......................Cover Page, Dividends and Distributions,  Taxes, General
                        Information, Redeeming Shares
 7......................Cover  Page,  How to Invest in the  Fund,  Share  Price
                        Calculation, Operation of the Fund, Redeeming Shares
 8......................Redeeming Shares
 9......................None
13......................General Information
15......................General Information



                            SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

10.......................Cover Page
11.......................Table of Contents
12.......................None
13.......................Additional  Information About Fund Investments and Risk
                         Considerations, Investment Limitations
14.......................Trustees and Officers
15.......................Description of the Trust
16.......................The  Investment  Adviser,  Custodian,  Transfer  Agent,
                         Accountants, Trustees and Officers
17.......................Portfolio Transactions and Brokerage
18.......................Description of the Trust
19.......................Determination of Share Price
20.......................None
21.......................Distributor
22.......................Investment Performance
23.......................Financial Statements

                                Star Select Funds
                             CROSS REFERENCE SHEET
                                    FORM N-1A





                 FOR STAR SELECT REIT-PLUS FUND (CLASS C SHARES)



ITEM                                   SECTION IN PROSPECTUS



 1.......................Cover Page
 2.......................Summary of Fund Expenses
 3.......................Supplement to Prospectus
 4.......................The  Fund, Investment Objective and Strategies and Risk
                         Considerations, Investment Policies and Techniques, Operation of the Fund, General Information; Supplement to Prospectus
 5.......................Operation of the Fund
 5A......................None
 6.......................Cover Page, Dividends and Distributions, Taxes, General
                         Information, Redeeming Shares; Supplement to Prospectus
 7.......................Cover  Page,  How to Invest in the  Fund,  Share  Price
                         Calculation, Operation of the Fund, Redeeming Shares
 8.......................Redeeming Shares
 9.......................None..
13.......................General Information
15.......................General Information



                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

10........................Cover Page
11........................Table of Contents
12........................None
13........................Additional Information About Fund Investments and Risk
                          Considerations, Investment Limitations
14........................Trustees and Officers
15........................Description of the Trust
16........................The  Investment  Adviser,  Custodian,  Transfer Agent,
                          Accountants, Trustees and Officers
17........................Portfolio Transactions and Brokerage
18........................Description of the Trust
19........................Determination of Share Price
20........................None..
21........................Distributor
22........................Investment Performance
23........................Financial Statements

                         SUPPLEMENT DATED APRIL 1, 1998
                        TO PROSPECTUS DATED JUNE 1, 1997


                           STAR SELECT REIT-PLUS FUND


     The following financial highlights for the period ended September 30, 1997, are derived from the unaudited financial statements of the Fund. The financial highlights are an integral part of, and should be read in conjunction with, the unaudited financial statements. The unaudited financial statements are included in the Semi-Annual Report to Shareholders for the period ended September 30, 1997 and are incorporated by reference in the Fund's Statement of Additional Information.

                        FINANCIAL HIGHLIGHTS (Unaudited)

                                                                         1997(a)

PER SHARE OPERATING
         PERFORMANCE:
Net asset value, beginning..............................................  $10.00
Income from investment
         Operations:
         Net investment income..........................................    0.14
         Net realized and unrealized
                  gain (loss) on investments............................    1.02
Total from investment income............................................    1.16
Less distributions:
         Dividends from net
                  investment income.....................................  (0.12)
Total from distributions   .............................................  (0.12)

Net asset value at end of period........................................  $11.04

TOTAL RETURN (b)........................................................  49.63%

RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (millions)............................   34.3

         Ratio of total expenses to
         average net assets (b)..........................................  1.19%

         Ratio of net investment income
         to average net assets (b).......................................  4.22%

         Portfolio turnover.............................................. 11.71%

         Average commission rate paid....................................$0.0737

(a) For the period June 24, 1997 (commencement of operations) to September 30, 1997.
(b)      Annualized.



     The following information should be read in conjunction with the sections entitled "The Fund," page 1, and "Shareholder Rights," pages 8-9, of the
Prospectus:

     "This Prospectus offers shares of the Fund on a no-load basis. On January 29, 1998, the Board of Trustees of the Star Select Funds renamed the no-load shares "Class C" shares, and another class of shares, called "Class B," was established. Each class represents interests in the same assets of the Fund. The classes differ as follows: 1) no sales charge is imposed on Class C shares, 2) Class B shares are subject to a contingent deferred sales charge, and 3) each Class may bear differing amounts of certain class-specific expenses.

     The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling Star Bank at 800-677-FUND."

     Replacing the last two sentences of the Section entitled "Shareholder Rights", pages 8-9 of the Prospectus, the following language should be inserted:

          "As of January 12, 1998, Star Bank, N.A., trustee of the First Cinco omnibus accounts, was the record owner of a majority of the outstanding shares of the Fund. As a result, Star Bank, N.A. may be deemed to control the Fund."

                           STAR SELECT REIT-PLUS FUND



PROSPECTUS                                                         June 1, 1997

                          429 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                 For Information, Client Services and Requests:
                                 (800) 677-FUND


     Star Select REIT-Plus Fund (the "Fund") is a diversified, open-end mutual fund whose investment objective is to provide above average income and long term growth of capital. The Fund seeks to achieve its objective by investing primarily in REITs (real estate investment trusts) plus other real estate related equity securities. The Fund is "no-load," which means there are no sales charges or commissions.

     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated June 1, 1997 ("SAI") has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (htpp://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


     Shares of the Fund are not deposits or obligations of Star Bank, N.A. or its affiliates, are not endorsed or guaranteed by Star Bank, N.A. or its affiliates, and are not insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other government agency, entity, or person. The purchase of fund shares involves investment risks, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

     Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.

Shareholder Transaction Expenses

Maximum Sales Load on Purchases............................................NONE
Sales Load Imposed on Reinvested Dividends.................................NONE
Maximum Contingent Deferred Sales Load.....................................NONE
Redemption Fee.............................................................NONE
Exchange Fees..............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)

          Management Fees.................................................0.75%
          12b-1 Fees1.....................................................0.00%
          Other Expenses..................................................0.59%
Total Fund Operating Expenses.............................................1.34%

1 The Trust has adopted a 12b-1 Plan which permits the Fund to pay up to 0.25% of average net assets as a 12b-1 fee to the Fund's distributor. The Fund's expenses will not be affected by the 12b-1 Plan because the Plan will not be activated through July 31, 1998.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                           1 Year                      3 Years

                                             $14                       $43



                                    THE FUND

     Star Select REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds, an Ohio business trust (the "Trust") on February 28, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Star Bank, N.A. (the "Adviser" or "Star Bank").




           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

     The investment objective of the Star Select REIT-Plus Fund is to provide shareholders with above average income and long term growth of capital. The Fund seeks to achieve its objective by investing primarily in real estate investment trusts ("REITs") plus other real estate related equity securities (including common stock, preferred stock and securities convertible into common stock). Under normal circumstances, the Fund will invest at least 65% of its total assets in real estate related equity securities, including at least 50% of its total assets in REITs.

     A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. It is anticipated that the Fund's investments in REITs will be primarily those characterized as equity REITs. Real estate related equity securities also include those issued by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.

     The Fund is not intended to be a complete investment program. The concentration of the Fund's investments in the real estate industry will subject the Fund to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.

     Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. The Adviser seeks to mitigate these risks by selecting REITs diversified by sector (shopping malls, apartment building complexes and health care facilities) and geographic location.


     Although the Fund will invest primarily in real estate related equity securities (including REITs), the Fund may invest outside the real estate industry. For temporary defensive purposes under abnormal market conditions (as determined by the Adviser), the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund invests in money market funds, shareholders of the Fund will be subject to duplicative management fees.

     As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. While the Fund has no operating history, the investment methodology used by the Adviser in managing the Fund's portfolio has been used by the Adviser since 1987 in the management of an internal common trust fund. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.


                            HOW TO INVEST IN THE FUND

Minimum Investment Required

     The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group banking customers and Star Bank employees and members of their immediate family). The minimum subsequent investment is $25. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all Fund accounts it maintains with Star Bank and invests with the Fund.

Systematic Investment Plan

     Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Fund at the net asset value next determined after an order is received by Star Bank. A shareholder may apply for participation in this plan through Star Bank.

Share Purchases

     All shares are purchased through Unified Management Corporation, the Fund's distributor (the "Distributor"). All purchases should be sent as indicated under "Purchasing By Mail," except Texas residents must send purchase documents to Unified Advisers, Inc., the Fund's transfer agent (the "Transfer Agent") and agent for the Distributor, at 429 N. Pennsylvania Street, Indianapolis, Indiana 46204.

Purchasing By Mail

New Account                                     Additional Investments

Complete and sign the enclosed New Account      Additional investments should
Form.  Please include the amount of your        include your account number
initial investment on the New Account Form,     and the name of the Fund.  Make
make your check payable to The Star Select      the check payable to The Star
Funds and mail to:                              Select Funds and mail to:

                                Star Select Funds
                                 Client Services
                                 Star Bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202

Purchasing By Wire

     You may also purchase shares of the Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. The funds should be wired to:

Star Bank, N.A.
ABA: 042000013
Account: 486464944
Credit to Unified Management Corporation
Star Select REIT-Plus Fund
Account Number (your account number)
Account Registration

To assure the proper receipt, please be sure your bank includes the Fund's name and your mutual fund account number. Wire purchases will be accepted only when the Fund and Custodian Bank are open for business. Funds must be received at the Federal Reserve Bank by 3:30 p.m. (Eastern time) in order to receive that day's trade date.

Other Purchase Information

     Shares of the Fund also may be purchased through broker-dealers. Your broker-dealer must notify Star Bank of your purchase by 3:30 p.m. (Eastern time), and payment is normally required within three business days.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.



                               REDEEMING SHARES

     The Fund redeems shares at its net asset value next determined after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for the Fund can be made in person, by telephone or by mail.

By Telephone. Shareholders may redeem shares of the Fund by telephoning Star Bank at 1-800-677- FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than five business days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If such a case should occur, another method of redemption should be considered.

     If reasonable procedures are not followed by the Fund, it may be liable for losses, due to unauthorized or fraudulent telephone instructions.

By Mail. Shareholders may also redeem shares by sending a written request to Star Select Funds Client Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call the Fund for assistance in redeeming by mail.

Signatures. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

* a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

*    a member of the New York,  American,  Boston,  Midwest,  or  Pacific  Stock
     Exchange;

* a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

* any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

     The Trust and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Normally, a check for the proceeds is mailed within one business day, but in no event more than five business days, after receipt of a proper written redemption request.

Systematic Withdrawal Plan

     Shareholders of the Fund may engage in a Systematic Withdrawal Plan. Under this plan, shareholders may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of the Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in the Fund.


Additional Information

     If you are not certain of the requirements for a redemption please call Star Bank at 800- 677- FUND. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.


     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

     Income dividends and capital gain distributions are paid in cash. An election to have dividends and/or capital gain distributions automatically reinvested in additional shares at the net asset value per share on the distribution date may be made in the application to purchase shares or by separate written notice to Star Bank. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. Checks for cash payments normally will be mailed within five business days after the payable date. Distributions on shares held in IRAs and 403(b) plans may be paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

     The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

     On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.


                              OPERATION OF THE FUND

     The Fund is a diversified series of Star Select Funds, an open-end management investment company organized as an Ohio business trust on February 28, 1997. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

     The Fund retains Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 (the "Adviser" or "Star Bank") to manage the Fund's investments. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Fund is authorized to pay the Adviser a monthly fee equal to an annual average rate of 0.75% of its average daily net assets.

     Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of Star Banc Corporation. As of December 31, 1996, Star Bank had an asset base of $10.1 billion. Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.2 billion as of December 31, 1996.


     Star Bank has managed commingled funds since 1957. As of December 31, 1996, it managed one common trust fund and two collective investment funds having a market value in excess of $65.9 million. Additionally, Star Bank has managed the portfolios of the Star Funds, another registered investment company, since 1989. As of December 31, 1996, the combined assets of the Star Funds and the commingled funds managed by the Adviser exceeded $2 billion.

     As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

     Peter Sorrentino and Carolyn A. Baril are primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of Star Strategic Income Fund and The Stellar Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.

     Carolyn A. Baril is an Equity Research Analyst and Trust Investment Officer for the Capital Management Division of Star Bank. She has assisted portfolio managers in daily investment decisions since January 1997. Prior to joining Star Bank, Ms. Baril was with Fifth Third Investment Advisors where she served as a Research Analyst from June 1993. From May 1992 to June 1993, Ms. Baril was a Financial Analyst for Beth Israel Hospital, in Boston, Massachusetts. Ms. Baril earned a Bachelor of Business Administration from Simmons College and is working towards her MBA at Xavier University.

     The Fund also retains Star Bank to act as shareholder servicing agent on its behalf. The Fund is authorized to pay Star Bank up to 0.25% of its average daily net assets to provide shareholder support services and to maintain shareholder accounts. Star Bank currently receives 0.05% of the Fund's average daily net assets for shareholder services and it is anticipated that the fee will remain at 0.05% for the foreseeable future. Star Bank also acts as the Fund's custodian, for which it receives a monthly fee equal to an annual average rate of 0.025% of its average daily net assets.

     The Fund retains Unified Advisers, Inc. ("Unified"), 429 N. Pennsylvania Street, Indianapolis, Indiana 46204, to act as the Fund's administrator and transfer agent. As administrator, Unified manages the Fund's business affairs and provides the Fund with administrative services, including compliance and accounting services and all regulatory reporting, and necessary office equipment, personnel and facilities to operate the Fund. For these administrative and transfer agency services, it receives a monthly fee from the Fund equal to an annual average rate of 0.25% of the Fund's average daily net assets. The Fund retains Unified Management Corporation, 429 N. Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor") to act as the principal distributor of the Fund's shares.


     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent those institutions are allowed to do so by applicable statute, rule or regulation. The servicing fee may amount to 0.25% of the average daily net assets serviced by the institution for each calendar quarter, although it is anticipated that no fee will be paid with respect to assets invested for more than one year.


                       INVESTMENT POLICIES AND TECHNIQUES

     This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

     The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures) of real estate related companies (including REITs) and other companies. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

Option Transactions

     The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Loans of Portfolio Securities

     The Fund may make long and short term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or require such securities in time to vote on any matter which the Adviser determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

     Under normal circumstances, the Fund may invest up to 5% of its net assets in U.S. government obligations, and up to 5% of its net assets in corporate bonds and notes. The Fund intends to invest only in fixed income securities rated A or higher by Moody's Investors Services, Inc. or by Standard and Poor's Corporation or, if unrated, are deemed to be of comparable quality by the Adviser. See "Additional Information About Fund Investments and Risk Considerations" in the Statement of Additional Information.

                               GENERAL INFORMATION

     Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

     Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

     Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. The Trust will, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications with other shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Prior to the offering made by this Prospectus, the Maxwell C. Weaver Foundation purchased for investment all of the outstanding shares of the Fund. As a result, the Maxwell C. Weaver Foundation may be deemed to control the Fund. Effect of Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end management investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser, Star Bank, is subject to such banking laws and regulations.


     Star Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Star Bank from continuing to perform all or a part of the above services for its customers and/or the Fund.

     In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Star Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Star Bank is found) as a result of any of these occurrences.




                             PERFORMANCE INFORMATION

     The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

     The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

     The Fund is the successor to the portfolio of a common trust fund managed by the Adviser. It is anticipated that, at the Fund's commencement of operations, the assets from the common trust fund will be transferred to the Fund in exchange for Fund shares. The Adviser has represented that the Fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund.

     The Fund's average annual total return for the one, five and ten-year periods ended May 30, 1997 were 27.04%, 14.44% and 8.87%, respectively. The quoted performance data includes the performance of the common trust fund for periods before the Fund's registration statement became effective, as adjusted to reflect the Fund's anticipated expenses as set forth under "Summary of Fund Expenses" in this prospectus. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

     The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.




Investment Adviser                            Transfer Agent and Administrator
Star Bank, N.A.                               Unified Advisers, Inc.
425 Walnut Street                             429 N. Pennsylvania Street
Cincinnati, Ohio  45201                       Indianapolis, Indiana  46204


Custodian and Shareholder Servicing Agent     Auditors
Star Bank, N.A.                               McCurdy & Associates CPA's, Inc.
P.O. Box 641083                               27955 Clemens Road
Cincinnati, Ohio  45264                       Westlake, Ohio 44145

                                              Distributor
                                              Unified Management Corporation
                                              429 N. Pennsylvania Street
                                              Indianapolis, Indiana  46204


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

  TABLE OF CONTENTS                                                 PAGE


SUMMARY OF FUND EXPENSES............................................  1
     Shareholder Transaction Expenses...............................  1
     Annual Fund Operating Expenses.................................  1

THE FUND............................................................  1

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS.........  1

HOW TO INVEST IN THE FUND...........................................  2
     Minimum Investment Required....................................  2
     Systematic Investment Plan.....................................  2
     Share Purchases................................................  3

REDEEMING SHARES....................................................  3
     Systematic Withdrawal Plan.....................................  4
     Additional Information.........................................  4

SHARE PRICE CALCULATION.............................................  5

DIVIDENDS AND DISTRIBUTIONS.........................................  5

TAXES...............................................................  5

OPERATION OF THE FUND...............................................  6

INVESTMENT POLICIES AND TECHNIQUES .................................  7
     Equity Securities..............................................  7
     Option Transactions............................................  7
     Loans of Portfolio Securities..................................  8
     General........................................................  8

GENERAL INFORMATION.................................................  8
     Fundamental Policies...........................................  8
     Portfolio Turnover.............................................  8
     Shareholder Rights.............................................  8
     Effect of Banking Laws.........................................  9

PERFORMANCE INFORMATION.............................................  9

                           STAR SELECT REIT-PLUS FUND
                                 CLASS B SHARES


PROSPECTUS                                                      April 1, 1998

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                 For Information, Client Services and Requests:
                                 (800) 677-FUND


     Star Select REIT-Plus Fund (the "Fund") is a diversified, open-end mutual fund whose investment objective is to provide above average income and long term growth of capital. The Fund seeks to achieve its objective by investing primarily in REITs (real estate investment trusts) plus other real estate related equity securities.

     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated June 1, 1997 ("SAI") has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (htpp://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


     Shares of the Fund are not deposits or obligations of Star Bank, N.A. or its affiliates, are not endorsed or guaranteed by Star Bank, N.A. or its affiliates, and are not insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other government agency, entity, or person. The purchase of fund shares involves investment risks, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 CLASS B SHARES
                            SUMMARY OF FUND EXPENSES

     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor in Class B shares of the Fund may incur as a shareholder. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

Shareholder Transaction Expenses

Maximum Sales Load on Purchases...........................................NONE
Sales Load Imposed on Reinvested Dividends................................NONE
Maximum Contingent Deferred Sales Charge1.................................5.00%
Redemption Fee............................................................NONE
Exchange Fees.............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)


          Management Fees.................................................0.75%
          12b-1 Fees2.....................................................0.00%
          Other Expenses (after reimbursement)1...........................0.59%
Total Fund Operating Expenses (after reimbursement).......................1.34%


1    The contingent  deferred sales charge is 5.0% in the first year,  declining
     to  1.0%  in  the  fifth  year,  and  0.0%   thereafter.   (see  "Redeeming
     Shares-Contingent Deferred Sales Charge.")

2 The Trust has adopted a 12b-1 Plan which permits the Fund to pay up to 0.25% of average net assets as a 12b-1 fee to the Fund's distributor. The Fund's expenses will not be affected by the 12b-1 Plan because the Plan will not be activated through July 31, 1998.


3. The Adviser has committed to reimburse other expenses through July 31, 1998 to the extent necessary to maintain total operating expenses as indicated. Absent reimbursement, it is estimated that other expenses and total expenses would be 1.28% and 2.03% respectively.



Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                           1 Year                      3 Years

                                             $63                         $72


                                    THE FUND

     Star Select REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds, an Ohio business trust (the "Trust") on February 28, 1997. This prospectus offers Class B shares, which were first offered to shareholders on April 1, 1998. The investment adviser to the Fund is Star Bank, N.A. (the "Adviser" or "Star Bank").



           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

     The investment objective of the Star Select REIT-Plus Fund is to provide shareholders with above average income and long term growth of capital. The Fund seeks to achieve its objective by investing primarily in real estate investment trusts ("REITs") plus other real estate related equity securities (including common stock, preferred stock and securities convertible into common stock). Under normal circumstances, the Fund will invest at least 65% of its total assets in real estate related equity securities, including at least 50% of its total assets in REITs.

     A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. It is anticipated that the Fund's investments in REITs will be primarily those characterized as equity REITs. Real estate related equity securities also include those issued by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.


     The Fund is not intended to be a complete investment program. The concentration of the Fund's investments in the real estate industry will subject the Fund to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.

     Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. The Adviser seeks to mitigate these risks by selecting REITs diversified by sector (shopping malls, apartment building complexes and health care facilities) and geographic location.

     Although the Fund will invest primarily in real estate related equity securities (including REITs), the Fund may invest outside the real estate industry. For temporary defensive purposes under abnormal market conditions (as determined by the Adviser), the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent the Fund invests in money market funds, shareholders of the Fund will be subject to duplicative management fees.

     As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. While the Fund has no operating history, the investment methodology used by the Adviser in managing the Fund's portfolio has been used by the Adviser since 1987 in the management of an internal common trust fund. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.


                            HOW TO INVEST IN THE FUND

Minimum Investment Required

     The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group banking customers, Star Bank employees and members of their immediate family, participants in Star Bank's Student Banking 101 Program, and $500 for and Education IRA). The minimum subsequent investment is $25. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all Fund accounts it maintains with Star Bank and invests with the Fund.

Systematic Investment Plan

     Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Fund at the net asset value next determined after an order is received by Star Bank. A shareholder may apply for participation in this plan through Star Bank.

Share Purchases

     All shares are purchased through Unified Management Corporation, the Fund's distributor (the "Distributor"). All purchases should be sent as indicated under "Purchasing By Mail," except Texas residents must send purchase documents to Unified Fund Services, Inc., the Fund's transfer agent (the "Transfer Agent") and agent for the Distributor, at 431 N. Pennsylvania Street, Indianapolis, Indiana 46204.




Purchasing By Mail

New Account                                     Additional Investments

Complete and sign the enclosed New Account      Additional investments should
Form.  Please include the amount of your        include your account number
initial investment on the New Account Form,     and the name of the Fund.  Make
make your check payable to The Star Select      the check payable to The Star
Funds and mail to:                              Select Funds and mail to:

                                Star Select Funds
                                 Client Services
                                 Star Bank, N.A.
                           425 Walnut Street, ML 7135
                              Cincinnati, OH 45202



Purchasing By Wire

     You may also purchase shares of the Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. The funds should be wired to:

Star Bank, N.A.
ABA: 042000013
Account: 486464944
Credit to Unified Management Corporation
Star Select REIT-Plus Fund CLB
Account Number (your account number)
Account Registration

To assure the proper receipt, please be sure your bank includes the Fund's name and your mutual fund account number. Wire purchases will be accepted only when the Fund and Custodian Bank are open for business. Funds must be received at the Federal Reserve Bank by 3:30 p.m. (Eastern time) in order to receive that day's trade date.

Other Purchase Information

     Shares of the Fund also may be purchased through broker-dealers. Your broker-dealer must notify Star Bank of your purchase by 3:30 p.m. (Eastern time), and payment is normally required within three business days.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                REDEEMING SHARES

     The Fund redeems shares at its net asset value, less any applicable contingent deferred sales charge, next determined after Star Bank receives the redemption request. (See "Contingent Deferred Sales Charge.") Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for the Fund can be made in person, by telephone or by mail.

By Telephone. Shareholders may redeem shares of the Fund by telephoning Star Bank at 1-800-677- FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than five business days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.


     In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If such a case should occur, another method of redemption should be considered.

     If reasonable procedures are not followed by the Fund, it may be liable for losses, due to unauthorized or fraudulent telephone instructions.

By Mail. Shareholders may also redeem shares by sending a written request to Star Select Funds Client Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call the Fund for assistance in redeeming by mail.

Signatures. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

* a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

*    a member of the New York,  American,  Boston,  Chicago,  or  Pacific  Stock
     Exchange;

* a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

* any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The  Fund does not accept signatures guaranteed by a notary public.

     The Trust and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Normally, a check for the proceeds is mailed within one business day, but in no event more than five business days, after receipt of a proper written redemption request.


Contingent Deferred Sales Charge

     Shareholders redeeming Class B shares within five full years of the purchase date will be charged a contingent deferred sales charge ("CDSC") by the Distributor. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

                     Years of Redemption             Contingent Deferred
                        After Purchase                   Sales Charge
                           Year 1                            5.00%
                           Year 2                            4.00%
                           Year 3                            3.00%
                           Year 4                            2.00%
                           Year 5                            1.00%


     The CDSC will not be charged for redemptions in connection with the Fund's Systematic Withdrawal Plan not in excess of 10% of the initial balance of the account calculated annually. The CDSC will not be charged with respect to: 1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and 2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. In computing the amount of CDSC, redemptions are deemed to have occurred in the following order: 1) shares of the Fund acquired through the reinvestment of dividends and long-term capital gains; 2) shares of the Fund held for more than five full years from the date of purchase; and 3) shares of the Fund held for fewer than five full years on a first-in, first-out basis. The CDSC will be eliminated with respect to certain redemptions. (See "Elimination of CDSC.")

Elimination of the Contingent Deferred Sales Charge

     The CDSC will be eliminated with respect to the following redemptions: 1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and 3) involuntary redemptions of shares of the Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. To receive the CDSC exemption with respect to death or disability, Star Bank or the Distributor must be notified in writing at the time of the redemption that the shareholder, or the shareholder's executor/executrix, requests the exemption.

     Shares of the Fund purchased by the following entities are not subject to the CDSC to the extent that no payment was advanced for purchases made by such entities: a) employees and retired employees of Star Bank, Unified Management Corporation, or their affiliates, or of any bank or investment dealer who has a sales agreement with Unified Management Corporation with regard to the Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; b) StarTrust customers of StarBanc Corporation and its subsidiaries; and c) non-trust customers of financial advisers.

     The Fund reserves the right to terminate the elimination of the CDSC. Shareholders will be notified of such termination. Any shares of the Fund purchased prior to the termination of such waiver would have the CDSC eliminated as provided in the Fund's prospectus at the time of purchase of Fund shares. If a shareholder making a redemption qualified for an elimination of the CDSC, the shareholder must notify the Distributor or Transfer Agent in writing that the shareholder is entitled to such elimination.

Systematic Withdrawal Plan

     Shareholders of the Fund may engage in a Systematic Withdrawal Plan. Under this plan, shareholders may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of the Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in the Fund. The Systematic Withdrawal Plan may not be advisable to the extent the investment is subject to a CDSC and the withdrawal amounts would constitute more than 10% of the initial balance of the account calculated annually.

Additional Information

     If you are not certain of the requirements for a redemption please call Star Bank at 800- 677- FUND. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30-day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.



     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Income dividends and capital gain distributions are paid in cash. An election to have dividends and/or capital gain distributions automatically reinvested in additional shares at the net asset value per share on the distribution date may be made in the application to purchase shares or by separate written notice to Star Bank. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. Checks for cash payments normally will be mailed within five business days after the payable date. Distributions on shares held in IRAs and 403(b) plans may be paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.



                                      TAXES


     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

     The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

     On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.


                              OPERATION OF THE FUND

     The Fund is a diversified series of Star Select Funds, an open-end management investment company organized as an Ohio business trust on February 28, 1997. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

     The Fund retains Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 (the "Adviser" or "Star Bank") to manage the Fund's investments. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Fund is authorized to pay the Adviser a monthly fee equal to an annual average rate of 0.75% of its average daily net assets.

     Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of Star Banc Corporation. As of December 31, 1996, Star Bank had an asset base of $10.1 billion. Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.2 billion as of December 31, 1996.



     Star Bank has managed commingled funds since 1957. As of December 31, 1996, it managed one common trust fund and two collective investment funds having a market value in excess of $65.9 million. Additionally, Star Bank has managed the portfolios of the Star Funds, another registered investment company, since 1989. As of December 31, 1996, the combined assets of the Star Funds and the commingled funds managed by the Adviser exceeded $2 billion.

     As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

     Peter Sorrentino and Carolyn A. Baril are primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of Star Strategic Income Fund and The Stellar Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.

     Carolyn A. Baril is an Equity Research Analyst and Trust Investment Officer for the Capital Management Division of Star Bank. She has assisted portfolio managers in daily investment decisions since January 1997. Prior to joining Star Bank, Ms. Baril was with Fifth Third Investment Advisors where she served as a Research Analyst from June 1993. From May 1992 to June 1993, Ms. Baril was a Financial Analyst for Beth Israel Hospital, in Boston, Massachusetts. Ms. Baril earned a Bachelor of Business Administration from Simmons College and is working towards her MBA at Xavier University.

     The Fund also retains Star Bank to act as shareholder servicing agent on its behalf. The Fund is authorized to pay Star Bank up to 0.25% of its average daily net assets to provide shareholder support services and to maintain shareholder accounts. Star Bank currently receives 0.05% of the Fund's average daily net assets for shareholder services and it is anticipated that the fee will remain at 0.05% for the foreseeable future. Star Bank also acts as the Fund's custodian, for which it receives a monthly fee equal to an annual average rate of 0.025% of its average daily net assets.

     The Fund retains Unified Fund Services, Inc. ("Unified"), 431 N. Pennsylvania Street, Indianapolis, Indiana 46204, to act as the Fund's administrator and transfer agent. As administrator, Unified manages the Fund's business affairs and provides the Fund with administrative services, including compliance and accounting services and all regulatory reporting, and necessary office equipment, personnel and facilities to operate the Fund. For these administrative and transfer agency services, it receives a monthly fee from the Fund equal to an annual average rate of 0.25% of the Fund's average daily net assets. The Fund retains Unified Management Corporation, 431 N. Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor") to act as the principal distributor of the Fund's shares.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent those institutions are allowed to do so by applicable statute, rule or regulation. The servicing fee may amount to 0.25% of the average daily net assets serviced by the institution for each calendar quarter, although it is anticipated that no fee will be paid with respect to assets invested for more than one year.

                       INVESTMENT POLICIES AND TECHNIQUES

     This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

     The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures) of real estate related companies (including REITs) and other companies. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated "A" or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

Option Transactions

     The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked-to-market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.


Loans of Portfolio Securities

     The Fund may make long- and short-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or require such securities in time to vote on any matter which the Adviser determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

     Under normal circumstances, the Fund may invest up to 5% of its net assets in U.S. government obligations, and up to 5% of its net assets in corporate bonds and notes. The Fund intends to invest only in fixed income securities rated A or higher by Moody's Investors Services, Inc. or by Standard and Poor's Corporation or, if unrated, are deemed to be of comparable quality by the Adviser. See "Additional Information About Fund Investments and Risk Considerations" in the Statement of Additional Information.

                               GENERAL INFORMATION

     Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.


     Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the portfolio turnover rate of the Fund will not exceed 100%.

     Shareholder Rights. The shares of beneficial interest of the Fund are divided into two classes, designated Class B and Class C shares. Each class represents interests in the same assets of the Fund. The classes differ as follows: 1) no sales charge is imposed on Class C shares, 2) Class B shares are subject to a contingent deferred sales charge, and 3) each Class may bear differing amounts of certain class-specific expenses.


     The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action. More information concerning the classes of shares of the Fund may be obtained by calling Star Bank at 800-677-FUND.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. The Trust will, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications with other shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. A separate vote is taken by a class of shares of the Fund if a matter affects just that class of shares. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. As of January 12, 1998, Star Bank, N.A., trustee of the First Cinco omnibus accounts, was the record owner of a majority of the outstanding shares of the Fund. As a result, Star Bank, N.A. may be deemed to control the Fund.

     Effect of Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end management investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser, Star Bank, is subject to such banking laws and regulations.

     Star Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Star Bank from continuing to perform all or a part of the above services for its customers and/or the Fund.


     In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Star Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Star Bank is found) as a result of any of these occurrences.

                             PERFORMANCE INFORMATION

     The Fund may periodically advertise "average annual total return" for Class B shares. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

     The Fund may also periodically advertise the total return for Class B shares over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Class B shares) as of the end of a specified period. The "total return" for Class B shares refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund may also include in advertisements data comparing Class B share performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Class B share performance may be compared to well-known indices of market performance including the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

     The Fund is the successor to the portfolio of a common trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the common trust fund were transferred to the Fund in exchange for Class C shares. The Adviser has represented that the Fund's investment objective, policies and limitations are in all material respects identical to those of the common trust fund.

     The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                            Transfer Agent and Administrator
Star Bank, N.A.                               Unified Fund Services, Inc.
425 Walnut Street                             431 N. Pennsylvania Street
Cincinnati, Ohio  45201                       Indianapolis, Indiana  46204


Custodian and Shareholder Servicing Agent     Auditors
Star Bank, N.A.                               McCurdy & Associates CPA's, Inc.
P.O. Box 641083                               27955 Clemens Road
Cincinnati, Ohio  45264                       Westlake, Ohio 44145

                                              Distributor
                                              Unified Management Corporation
                                              431 N. Pennsylvania Street
                                              Indianapolis, Indiana  46204


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS                   PAGE


SUMMARY OF FUND EXPENSES........................................   1
     Shareholder Transaction Expenses...........................   1
     Annual Fund Operating Expenses.............................   1

THE FUND........................................................   1

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS.....   1

HOW TO INVEST IN THE FUND.......................................   2
     Minimum Investment Required................................   2
     Systematic Investment Plan.................................   3
     Share Purchases............................................   3
     Other Purchase Information.................................   3

REDEEMING SHARES................................................   4
     Contingent Deferred Sales Charge...........................   5
     Elimination of the Contingent Deferred Sales Charge........   5
     Systematic Withdrawal Plan.................................   5
     Additional Information.....................................   6

SHARE PRICE CALCULATION.........................................   6

DIVIDENDS AND DISTRIBUTIONS.....................................   6

TAXES...........................................................   7

OPERATION OF THE FUND...........................................   7

INVESTMENT POLICIES AND TECHNIQUES .............................   8
     Equity Securities..........................................   8
     Option Transactions........................................   9
     Loans of Portfolio Securities..............................   9
     General....................................................   9

GENERAL INFORMATION.............................................  10
     Fundamental Policies.......................................  10
     Portfolio Turnover.........................................  10
     Shareholder Rights.........................................  10
     Effect of Banking Laws.....................................  10

PERFORMANCE INFORMATION.........................................  11

                           STAR SELECT REIT-PLUS FUND




                       STATEMENT OF ADDITIONAL INFORMATION




                                  April 1, 1998










     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Class C Prospectus of Star Select REIT-Plus Fund dated June 1, 1997 and the Supplement to the Prospectus dated November 26, 1997, or the Class B Prospectus of the Star Select REIT-Plus Fund dated April 1, 1998. A copy of either Prospectus can be obtained by writing the Transfer Agent at 431
N.   Pennsylvania   Street,   Indianapolis,   Indiana   46204,   or  by  calling
1-800-677-FUND.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                         PAGE


DESCRIPTION OF THE TRUST................................................  2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
          CONSIDERATIONS................................................  2

INVESTMENT LIMITATIONS..................................................  3

THE INVESTMENT ADVISER..................................................  5

TRUSTEES AND OFFICERS...................................................  6

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................  8

DISTRIBUTION PLAN.......................................................  9

SHAREHOLDER SERVICES PLAN............................................... 10

CONVERSION TO FEDERAL FUNDS............................................. 10

DETERMINATION OF SHARE PRICE............................................ 10

INVESTMENT PERFORMANCE.................................................. 10

CUSTODIAN .............................................................. 11

TRANSFER AGENT AND ADMINISTRATOR........................................ 11

ACCOUNTANTS............................................................. 12

DISTRIBUTOR............................................................. 12

FINANCIAL STATEMENTS.....................................................11

DESCRIPTION OF THE TRUST


     Star Select REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 28, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The Fund is divided into two classes, designated Class B and Class C.


     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     The Fund may determine to allocate certain of its expenses (in addition to 12b-1 fees) to the specific class of the Fund's shares to which those expenses are attributable. [For example, a higher transfer agency fee per shareholder account may be imposed on a class of shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined.]


     The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "Redeeming Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.



     As of January 12, 1998, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Star Bank, N.A., trustee of the First Cinco omnibus accounts, PO Box 1118 ML 6120, Cincinnati, Ohio 45201 -- 82.54%. As of January 12, 1998, Star Bank, N.A. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies and Risk Considerations" and "Investment Policies and Techniques"). A. Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

     B. U.S. Government Obligations. U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.


     C. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non- Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.


     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).


     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities. 6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities. 7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry other than the real estate industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not engage in borrowing or enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.


     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

     5. Short Sales. The Fund will not effect short sales of securities.

     6. Illiquid Securities. The Fund will not purchase securities that are restricted as to resale or otherwise illiquid. For this purpose, illiquid securities generally include securities which cannot be disposed of within seven days in the ordinary course of business without taking a reduced price.

     7. Money Market Funds. The Fund will not purchase shares of any money market fund if immediately after such purchase more than 3 percent of the total outstanding shares of the money market fund would be owned by the Fund and its affiliates.


THE INVESTMENT ADVISER

     The Fund's investment adviser is Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 ("Star Bank" or the "Adviser"). The Adviser is a wholly owned subsidiary of StarBanc Corporation. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

     The Adviser retains the right to use the names "Star," "Star Select," "Star Select REIT-Plus" or any variation thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Star," "Star Select," and "Star Select REIT-Plus" or any variation thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser will, and other banks and financial institutions may, provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing shareholder and shareholder account services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities. The Fund will not purchase securities issued by StarBanc Corporation, the Adviser, or any of its affiliates.


TRUSTEES AND OFFICERS
     The names of the Trustees and executive officers of the Trust are shown below.


Name,  Address and Age     Positions with the Trust & Principal  Occupations
                           During Past 5 Years

* Timothy L. Ashburn (47) Trustee (Chairman of the Board) and President of 431 N. Pennsylvania St. the Trust and The Unified Funds; Chairman of the Indianapolis, In 46204 Board and President, Unified Investment Advisers,
                           Inc. (December 1994 to present); Chairman of the Board, Unified Corporation, Unified Management Corporation and Unified Fund Services, Inc. (December 1989 to present);Trust Division Manager and Senior Trust Officer, Vine Street Trust Company (July 1991 to April 1994).

  Daniel J. Condon (47)    Trustee of the Trust and The Unified Funds; Vice
  101 Carley Court         President and Officer, International Crankshaft
  Georgetown, KY 40324     Inc. (1990 to present).

  Philip L. Conover (51)   Trustee of the Trust and The Unified Funds;
  8218 Cypress Hollow      Adjunct Professor of Finance, University of South
  Sarasota, FL  34238      Florida (August 1994 to present); Managing Director
                           and Chief Operating Officer, Federal HousingFinance
                           Board (November 1990 through April 1994).

  David E. LaBelle (48)    Trustee of the Trust and The Unified Funds; Vice
  5005 LBJ Freeway         President of Compensation and Benefits, Occidental
  Dallas, TX  76092        Petroleum Corporation (May 1993 to present); Vice
                           President of Human Resources, Island Creek Coal
                           Company (A subsidiary of Occidental Petroleum) (June
                           1990 to April 1993).

* Jack R. Orben (59)       Trustee of the Trust and The Unified Funds;Director,
  40 Wall St.              Unified Financial Services, Inc.; Chairman and CEO,
  New York, NY  10005      Associated Family Services(January 1980 to present);
                           Chairman and CEO, Starwood Corporation(March 1984 to present); Chairman, Fiduciary Counsel, Inc. (April
                           1979 to present); Chairman, Estate Management Company
                           (January 1978 to present).

  Thomas G. Napurano (56) Treasurer of the Trust and The Unified Funds; Chief 431 N. Pennsylvania St. Financial Officer, Unified Investment Advisers, Inc.
  Indianapolis, IN 46204   (January 1995 to present); Senior Vice President and
                           Chief Financial Officer of Unified Financial Services
                           , Inc., Unified Management Corporation and Unified
                           Fund Services, Inc. (1990 to present).

  Carol J. Highsmith (33)  Secretary of the Trust and The Unified Funds;
  431 N. Pennsylvania St. Secretary of Unified Financial Services, Inc. and Indianapolis, IN 46204 Unified Investment Advisers, Inc.(October 1996 to
                           present); employed by Unified Fund Services, Inc. (November 1994 to present).

* Unified Fund Services, Inc. is the Fund's transfer agent and administrator, and Unified Management Corporation is the Fund's principal underwriter. Unified Fund Services, Inc. and Unified Management Corporation are subsidiaries of Unified Financial Services, Inc. Mr. Ashburn and Mr. Orben may each be deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because of their respective positions with Unified Holdings, Inc. and its subsidiaries.



     Trustee fees are Trust expenses. The following table estimates the Trustees' compensation for the first full year of the Trust ending March 31, 1998.



                                          Total Compensation from Trust
        Name                              (the Trust is not in a Fund Complex)
Timothy L. Ashburn
                                                       $0
Daniel J. Condon
                                                     $4,000
Philip L. Conover
                                                     $4,000
David E. LaBelle
                                                     $4,000
Jack R. Orben

                                                      $0
PORTFOLIO TRANSACTIONS AND BROKERAGE


Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

DISTRIBUTION PLAN

     With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Unified Management Corporation to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Unified Management, Inc. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

SHAREHOLDER SERVICES PLAN

     This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing divided options, account designations, and addresses.

CONVERSION TO FEDERAL FUNDS

     It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.


INVESTMENT PERFORMANCE

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n=ERV

Where: P = a hypothetical $1,000 initial investment
       T = average annual total return
       n = number of years
       ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the NAREIT (National Association of Real Estate Investment Trusts) Index, the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used. The Fund's average annual total return for the one, five and ten year periods ended May 30, 1997 was 27.04%, 14.44% and 8.87%, respectively.

CUSTODIAN

     In addition to acting as the Fund's Adviser, Star Bank, is Custodian of the Fund's investments. As Custodian, Star Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties. As Custodian, Star Bank receives a monthly fee at the annual rate of 0.025% of the total assets of the Fund on the last business day of each month.


TRANSFER AGENT AND ADMINISTRATOR


     Unified Fund Services, Inc., 431 N. Pennsylvania, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc., in its capacity as Fund Administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. For a description of the fees paid by the Adviser on behalf of the Fund for these administrative services, see "Operation of the Fund" in the Fund's Prospectus.


ACCOUNTANTS

The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending March 31, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Management, Inc., 431 N. Pennsylvania, Indianapolis, Indiana 46204, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


FINANCIAL STATEMENTS

     The following audited financial information, dated May 29, 1997, represents the initial investment of $100,000. The additional financial information required to be included in this Statement of Additional Information is incorporated herein by reference to the Trust's Semi-Annual Report to Shareholders for the period from June 24, 1997 (commencement of operations) through September 30, 1997. The Fund will provide the Semi-Annual Report without charge at written or telephone request.

                       STAR SELECT REIT-PLUS FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 29, 1997







ASSETS:                                                                 $100,000
                                                                        --------
  Cash in Bank

    Total Assets                                                        $100,000
                                                                        --------

NET ASSETS                                                              $100,000
                                                                        --------


NET ASSETS CONSIST OF:
  Capital Paid In                                                       $100,000
                                                                        --------


OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without Par Value                                            10,000


NET ASSET VALUE PER SHARE                                               $     10


OFFERING PRICE PER SHARE                                                $     10



                          See Accountants' Audit Report





                           STAR SELECT REIT-PLUS FUND
                          NOTES TO FINANCIAL STATEMENTS



1.  ORGANIZATION

         Star Select REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds (The "Trust"). The Trust is an open-end investment company establis shed under the laws of Ohio by an Agreement and Declaration of Trust dated February 28, 1997 which was amended and restated effective as of May 20, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

         The Fund uses an independent administrator, transfer agent, and dividend paying agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of Star Select REIT-Plus Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS

         The initial purchase of registrant's shares was made by the Maxwell C. Weaver Foundation. As a result of this purchase, the registrant may be controlled by the Maxwell C. Weaver Foundation.

         The Fund's investment adviser is Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201 ("Star Bank" or the "Adviser"). The Adviser is a wholly owned subsidiary of StarBanc Corporation. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         In addition to acting as the Fund's adviser, Star Bank is Custodian of the Fund's investments. As Custodian, Star Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties. As Custodian, Star Bank receives a monthly fee at the annual rate of 0.025% of the total assets of the Fund on the last business day of each month.


3.  CAPITAL STOCK AND DISTRIBUTION

         At May 29, 1997, an unlimited number of shares were authorized and paid in capital amounted to $100,000 for Star Select REIT-Plus Fund. Transactions in capital stock were as follows:




                           STAR SELECT REIT-PLUS FUND
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)



                                             Star Select
                                           REIT-Plus Fund
                                           --------------

Shares Sold                                    10,000

Shares Redeemed                                     0
                                               ------

Net Increase                                   10,000
                                               ------

Share Outstanding:
  Beginning of Period                               0
  End of Period                                10,000



To The Shareholders and Trustees
Star Select REIT-Plus Fund

We have audited the accompanying statement of assets and liabili ties of Star Select REIT-Plus Fund (one of the portfolios constituting the Star Select Funds), as of May 29, 1997. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of May 29, 1997, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Star Select REIT-Plus Fund portfolio of the Star Select Funds as of May 29, 1997, in conformity with generally accepted accounting principles.


/s/ McCurdy & Associates, CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
May 29, 1997